Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net income (loss) including noncontrolling interests		$ 58	$ 478	$ (619)	$ 1,004
Net income		54	449	(626)	952
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[1]	(78)	(33)	(102)	78
Changes in unrealized net gains (losses) on investment securities	[2]	13	(5)	29	(18)
Changes in net unrecognized pension and other postretirement benefit costs	[3]	113		113
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[4]	(21)	33	(52)	41
Net realized (gains) losses on investment securities	[5]	(1)		(1)	1
Net pension and other postretirement benefit costs	[6]	22	17	30	42
Changes in other comprehensive income from equity method investees	[5]		1		1
Total other comprehensive income		48	13	17	145
Comprehensive income (loss) including noncontrolling interests		106	491	(602)	1,149
Comprehensive income attributable to noncontrolling interests		4	29	7	53
Comprehensive income (loss)		102	462	(609)	1,096
Virginia Electric and Power Company
Net income (loss) including noncontrolling interests		100	339	120	523
Net income		100	339	120	523
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[7]	(11)	2	(18)	7
Changes in unrealized net gains (losses) on investment securities	[8]	2	(2)	4	(2)
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[9]	1		1
Net realized (gains) losses on investment securities	[9]	(1)		(1)
Total other comprehensive income		(9)		(14)	5
Comprehensive income (loss)		91	339	106	528
Dominion Energy Gas Holdings, LLC
Net income (loss) including noncontrolling interests		149	129	375	342
Net income		119	83	309	263
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[10]	(24)	(20)	(51)	(6)
Changes in net unrecognized pension and other postretirement benefit costs	[11]	29		29
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[12]	(2)	13	1	11
Net pension and other postretirement benefit costs	[13]	2	1	3	2
Total other comprehensive income		5	(6)	(18)	7
Comprehensive income (loss) including noncontrolling interests		154	123	357	349
Comprehensive income attributable to noncontrolling interests		30	46	65	80
Comprehensive income (loss)		$ 124	$ 77	$ 292	$ 269

[1]	Net of $27 million and $11 million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $32 million and $(26) million tax for the six months ended June 30, 2019 and 2018, respectively.
[2]	Net of $(5) million and $2 million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $(11) million and $6 million tax for the six months ended June 30, 2019 and 2018, respectively.
[3]	Net of $(49) million and $— million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $(49) million and $— million tax for the six months ended June 30, 2019 and 2018, respectively.
[4]	Net of $8 million and $(11) million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $18 million and $(14) million tax for the six months ended June 30, 2019 and 2018, respectively.
[5]	Net of $— million and $(1) million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $— million and $(1) million tax for the six months ended June 30, 2019 and 2018, respectively.
[6]	Net of $3 million and $(7) million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $(11) million and $(8) million tax for the six months ended June 30, 2019 and 2018, respectively.
[7]	Net of $4 million and $— million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $6 million and $(2) million tax for the six months ended June 30, 2019 and 2018, respectively.
[8]	Net of $— million tax for both the three months ended June 30, 2019 and 2018 and net of $(1) million and $1 million tax for the six months ended June 30, 2019 and 2018, respectively.
[9]	Net of $— million tax for both the three and six months ended June 30, 2019 and 2018.
[10]	Net of $8 million and $7 million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $17 million and $2 million tax for the six months ended June 30, 2019 and 2018, respectively.
[11]	Net of $(11) million and $— million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $(11) million and $— million tax for the six months ended June 30, 2019 and 2018, respectively.
[12]	Net of $— million and $(5) million tax for the three months ended June 30, 2019 and 2018, respectively, and net of $— million and $(4) million tax for the six months ended June 30, 2019 and 2018, respectively.
[13]	Net of $— million tax for both the three months ended June 30, 2019 and 2018 and net of $(1) million tax for both the six months ended June 30, 2019 and 2018.